THE VANTAGEPOINT FUNDS

Discovery Fund

Diversifying Strategies Fund

Supplement dated December 12, 2014 to the

Prospectus dated May 1, 2014, as supplemented

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

Discovery Fund

James T. Wong has replaced Asha B. Joshi as a portfolio manager to the portion of the Vantagepoint Discovery Fund (“Discovery Fund”) managed by Payden & Rygel. Brian W. Matthews continues to be a portfolio manager to the portion of the Discovery Fund managed by Payden & Rygel.

As a result of these changes, information regarding Ms. Joshi should be deleted and the following information on Mr. Wong should be added to the table found in the Payden & Rygel portion of the section titled “Management – Subadvisers” on page 31.

Name	Title with Subadviser	Length of Service
James T. Wong	Principal	Portfolio Manager of the Fund since December 2014

Information regarding Ms. Joshi also should be deleted and the following information on Mr. Wong should be added to the table found in the Payden & Rygel portion of the section titled “Subadvisers and Portfolio Managers” on page 126.

Name	Five Year Business History	Role in Fund Management
James T. Wong	Joined Payden & Rygel in 1995	Equal responsibilities among team members

Diversifying Strategies Fund

James T. Wong has replaced Asha B. Joshi as a portfolio manager to the enhanced equity strategy portion of the Vantagepoint Diversifying Strategies Fund (“Diversifying Strategies Fund”) managed by Payden & Rygel. Mary Beth Syal and Brian W. Matthews continue to be portfolio managers to the portions of the Diversifying Strategies Fund managed by Payden & Rygel.

As a result of these changes, information regarding Ms. Joshi should be deleted and the following information on Mr. Wong should be added to the table found in the Payden & Rygel portion of the section titled “Management – Subadvisers” on page 39.

Name	Title with Subadviser	Length of Service
James T. Wong	Principal	Portfolio Manager of the Fund since December 2014

Information regarding Ms. Joshi also should be deleted and the following information on Mr. Wong should be added to the table found in the Payden & Rygel portion of the section titled “Subadvisers and Portfolio Managers” on page 130.

Name	Five Year Business History	Role in Fund Management
James T. Wong	Joined Payden & Rygel in 1995	Equal responsibility among Enhanced Equity Strategy team members

Please retain this supplement for future reference.

SUPP-359_201412-1547

THE VANTAGEPOINT FUNDS

Supplement dated December 12, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

DISCOVERY FUND

DIVERSIFYING STRATEGIES FUND

James T. Wong has replaced Asha B. Joshi as a portfolio manager to the portion of the Vantagepoint Discovery Fund (“Discovery Fund”) managed by Payden & Rygel, and to the enhanced equity strategy portion of the Vantagepoint Diversifying Strategies Fund (“Diversifying Strategies Fund”) managed by Payden & Rygel. Brian W. Matthews continues to be a portfolio manager to the portions of the Discovery Fund and Diversifying Strategies Fund managed by Payden & Rygel, and Mary Beth Syal continues to be a portfolio manager to the portion of the Diversifying Strategies Fund managed by Payden & Rygel.

Therefore, information regarding Ms. Joshi should be deleted and the following information on Mr. Wong should be added to the table on page 110 of the SAI relating to Payden & Rygel within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds.”

Payden & Rygel reported the following regarding other accounts managed by portfolio manager(s) as of November 30, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in billions)	Number	Total Assets (in millions)	Number	Total Assets (in billions)
Discovery Fund and Diversifying Strategies Fund (Enhanced Equity Strategy)

James T. Wong	1	0.485	1	32.4	7	0.656

The following should be read in conjunction with the information found under the section titled “Manager Ownership of Fund Shares” on page 147:

As of November 30, 2014, Mr. Wong did not own shares of either the Discovery Fund or the Diversifying Strategies Fund.

DIRECTOR CHANGES

Effective November 1, 2014, Mr. J. Thomas Lundy began serving as a Director of The Vantagepoint Funds (the “Trust”), replacing Mr. David R. Mora.

Accordingly, the following should replace the table titled “Interested Director” on page 52.

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
J. Thomas Lundy (65)*	Director	October 31, 2015; Director since November 2014	Board member (January 2010 – present) and Chair of the Board of Directors (January 2014 – present)—ICMA Retirement Corporation; County Manager—Catawba County Government, North Carolina (March 1979 – present)	N/A

NOTES:

*	Mr. Lundy is considered to be an “interested person” of the Trust (as that term is defined under the 1940 Act), and thus an “interested director,” because he is a director of ICMA Retirement Corporation (“ICMA-RC”), the parent company of VIA and of ICMA-RC Services, LLC (“RC Services”), the distributor of the VP Fund’s shares.
†	The Declaration of Trust sets forth the length of the interested director’s term (one year for the Class 3 director), and prohibits each director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the interested director’s current term, or the director’s retirement date, whichever occurs first.

The following should replace the paragraph in the “Additional Information Regarding the Directors” section on page 52.

Additional Information Regarding the Directors

Each current director possesses the specific experience, qualifications, attributes and skills necessary to serve as such. In particular, Mr. Chamberlain has experience as a director and officer for other mutual fund complexes, and has investment management, legal and executive experience having served as the Chief Compliance Officer and General Counsel for a mutual fund administrator and General Counsel for an SEC registered investment adviser; Ms. Hayes has experience in the field of corporate finance as well as executive, audit and financial experience having served in a variety of finance-related positions at publicly traded companies, and she has served as either a director, committee member or committee chair at several non-profit organizations and credit unions; Mr. Lundy has executive and public sector experience through a senior executive position in a local government and has experience as a director of an SEC registered investment adviser firm; Mr. Moriuchi has experience in the investment management industry having served in a variety of senior and executive positions at several asset management firms (including an SEC registered investment adviser) as well as certain private equity firms, and has board experience as either a board member or Committee member at an SEC registered investment adviser firm, a fund service provider and at certain educational organizations; Ms. Price has experience in the investment management field, has executive and financial experience as President of an SEC registered investment adviser firm, and has board membership experience having served as either a director or chair at several non-profit organizations; and Mr. O’Brien has financial and executive experience having served as a pension consultant and as a chief executive officer for a non-profit organization, has government audit and accounting experience having served as auditor of a state government and serves as a trustee, committee member and committee chair at a state pension plan.

Compensation

The following sentence should be added to the bottom of the compensation table on page 55.

Mr. Mora no longer serves as a Director of the Trust. For the fiscal year ended December 31, 2013, Mr. Lundy received $0 in aggregate compensation from the Funds.

Ownership of Fund Shares by the Directors

The following should be read in conjunction with the table in the section entitled “Ownership of Fund Shares by the Directors” on page 56.

The following table represents Fund shares owned by the following Directors as of December 31, 2013:

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Interested Director
J. Thomas Lundy*	Overseas Equity Index Fund – $50,001 – $100,000; Model Portfolio Long Term Growth Fund – Over 100,000	Over $100,000

*	Mr. Lundy’s service as a director began on November 1, 2014.

OFFICERS OF THE TRUST

The following should replace the Officers table found on pages 53 and 54 of the SAI.

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Joan W. McCallen (62)	President and Principal Executive Officer	Since September 2003	Chief Executive Officer and President—ICMA Retirement Corporation (Aug. 2003 – present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (2003 – present); Director and President, VantageTrust Company, LLC (2003 – present)	N/A

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Karen McBarnette (56)	Vice President and Chief Compliance Officer	Since November 2014	Senior Vice President and Chief Compliance Officer—ICMA Retirement Corporation, (November 2014 – present); Chief Compliance Officer—Vantagepoint Investment Advisers, LLC and VantageTrust Company, LLC (November 2014 – present); Acting Chief Compliance Officer—The Vantagepoint Funds, Vantagepoint Investment Advisers, LLC, ICMA Retirement Corporation, VantageTrust Company, LLC (October 2014 – November 2014); Vice President (Mutual Fund Compliance)—ICMA Retirement Corporation (2013 – November 2014); Director (Compliance—Mutual Funds)—ICMA Retirement Corporation (2008 – 2013); Senior Compliance Officer—ICMA Retirement Corporation (2006 – 2008)	N/A

Elizabeth S. Glista (50)	Treasurer and Principal Financial Officer	Since March 2009	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (April 2009 – present); Treasurer—Vantagepoint Investment Advisers, LLC, and Vantagepoint Transfer Agents, LLC (April 2009 – present); Treasurer—ICMA-RC Services, LLC (broker-dealer) (April 2009 – present); Treasurer—VantageTrust Company, LLC (April 2009 – present); Managing Vice President, Financial Operations, Analysis & Treasury—ICMA Retirement Corporation (January 2009 – April 2009); Vice President, Financial Planning & Analysis and Treasury—ICMA-RC (January 2000 – September 2007 and March 2008 – January 2009)	N/A

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Angela C. Montez (47)	Secretary	Since December 2006	Managing Vice President, Deputy General Counsel and Assistant Secretary—ICMA Retirement Corporation (2006 – present); Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker dealer) (2011 – present); Assistant Secretary—VantageTrust Company, LLC (February 2008 – present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (2006 – 2007); Corporate Counsel—ICMA Retirement Corporation (2000 – 2006)	N/A

Kathryn B. McGrath (70)	Assistant Secretary	Since March 2008	Senior Vice President, General Counsel and Secretary—ICMA Retirement Corporation (2007 – Present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker-dealer) (2007 – present); Secretary—VantageTrust Company, LLC (February 2008 – present)	N/A

Please retain this supplement for future reference.